Finance Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 6,823	$ 7,724
Less future finance charges	(147)	(165)
Present value of minimum lease payments	6,676	7,559
Non-current portion of finance lease obligation	(5,356)	(5,734)
Non-current portion of finance lease obligation	1,320	1,825
Less than a year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	5,488	5,879
2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 1,335	$ 1,845